DIREXION SHARES ETF TRUST

Direxion S&P 1500® RC Volatility Response Shares (VSPR)
Direxion S&P 600® RC Volatility Response Shares
Direxion S&P 500® RC Volatility Response Shares (VSPY)
Direxion S&P Latin America 40 RC Volatility Response Shares (VLAT)
Direxion NASDAQ Volatility Response Shares (QVOL)

Supplement dated May 15, 2012 to the
Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2012

***IMPORTANT INFORMATION REGARDING CHANGE IN PRINCPAL INVESTMENT STRATEGY***

Effective on or about June 14, 2012, the principal investment strategies and related risks for the Direxion S&P 1500® RC Volatility Response Shares, Direxion S&P 600® RC Volatility Response Shares, Direxion S&P 500® RC Volatility Response Shares, Direxion S&P Latin America 40 RC Volatility Response Shares and the Direxion NASDAQ Volatility Response Shares (the “Funds”) will change as indicated below.

Changes to Principal Investment Strategies

The second and third paragraph under the Principal Investment Strategy heading for the Direxion S&P 1500® RC Volatility Response Shares Fund appearing on page 17 and 18 of the Prospectus shall be replaced in their entirety with the following:

The Fund may invest up to 20% of its assets in financial instruments, which include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments.  On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 1500® Index.  The S&P 1500® Index is a composite index of the S&P 500® Index, S&P 400® Index and S&P 600® Index, which are composed of stocks representing the large capitalization, mid capitalization and small capitalization segments of the U.S. equity market, respectively.  The Index is composed of equity securities of the S&P 1500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”).  The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 1500® Index.  The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods.  As these volatility targets are met, the Index may be rebalanced as frequently as daily.  However, regardless of whether volatility targets are met, the Index will rebalance at least monthly.  As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.  Based on the exponentially-weighted historical volatility of the S&P 1500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 100%, and will not exceed 100%.  Exposure to the Cash Component is expected to range between 0% and 90%.

The second and third paragraph under the Principal Investment Strategy heading for the Direxion S&P 600® RC Volatility Response Shares appearing on page 22 and 23 of the Prospectus shall be replaced in their entirety with the following:

The Fund may invest up to 20% of its assets in financial instruments, which include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments.  On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 600® Index.  The S&P 600® Index measures the small capitalization segment of the domestic equity market, composed of 600 stocks of companies with capitalizations usually ranging between $300 million and $1.4 billion.  The Index is composed of equity securities of the S&P 600® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”).  The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 600® Index.  The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods.  As these volatility targets are met, the Index may be rebalanced as frequently as daily.  However, regardless of whether volatility targets are met, the Index will rebalance at least monthly.  As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.  Based on the exponentially-weighted historical volatility of the S&P 600® Index, the percentage exposure to the Stock Component is expected to range between 10% and 100%, and will not exceed 100%.  Exposure to the Cash Component is expected to range between 0% and 90%.

The second and third paragraph under the Principal Investment Strategy heading for the Direxion S&P 500® RC Volatility Response Shares appearing on page 27 and 28 of the Prospectus shall be replaced in their entirety with the following:

The Fund may invest up to 20% of its assets in financial instruments, which include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments.  On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P 500® Index.  The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization.  The Index is composed of equity securities of the S&P 500® Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”).  The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P 500® Index.  The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods.  As these volatility targets are met, the Index may be rebalanced as frequently as daily.  However, regardless of whether volatility targets are met, the Index will rebalance at least monthly.  As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.  Based on the exponentially-weighted historical volatility of the S&P 500® Index, the percentage exposure to the Stock Component is expected to range between 10% and 100%, and will not exceed 100%. Exposure to the Cash Component is expected to range between 0% and 90%.

The second and third paragraph under the Principal Investment Strategy heading for the Direxion S&P Latin America 40 RC Volatility Response Shares appearing on page 32 and 33 of the Prospectus shall be replaced in their entirety with the following:

The Fund may invest up to 20% of its assets in financial instruments, which include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments.  On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the S&P Latin America 40 Index.  The S&P Latin America 40 Index is an index of 40 stocks drawn from four major Latin American markets: Brazil, Chile, Mexico and Peru.  The constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of the total market capitalization of each of their respective Latin American markets.  The Index is composed of equity securities of the S&P Latin America 40 Index (the “Stock Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”).  The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the Stock Component and the Cash Component based upon realized exponentially-weighted historical volatility of the S&P Latin America 40 Index.  The exponentially-weighted historical volatility calculation weights the more recent historical periods more heavily than older periods.  As these volatility targets are met, the Index may be rebalanced as frequently as daily.  However, regardless of whether volatility targets are met, the Index will rebalance at least monthly.  As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease.  Based on the exponentially-weighted historical volatility of the S&P Latin America 40 Index, the percentage exposure to the Stock Component is expected to range between 10% and 100%, and will not exceed 100%. Exposure to the Cash Component is expected to range between 0% and 90%.

The second and third paragraph Principal Investment Strategy for the Direxion NASDAQ Volatility Response Shares on page 43 and 44 of the Prospectus shall be replaced in their entirety with the following:

The Fund may invest up to 20% of its assets in financial instruments, which include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments.  On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is designed to respond to the volatility of the NASDAQ-100 Index®, which includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ® Stock Market based on market capitalization.  The Index is composed of equity securities of the NASDAQ-100 Index® (the “NASDAQ-100 Component”) and fixed income securities, including U.S. Treasury Bills (the “Cash Component”).  The Index responds to volatility by establishing a specific volatility target that adjusts the Index’s components among an allocation to the NASDAQ-100 Component and the Cash Component based upon realized historical volatility of the NASDAQ-100 Index®.  As these volatility targets are met, the Index may be rebalanced as frequently as daily.  As volatility increases, exposure to the NASDAQ-100 Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the NASDAQ-100 Component will increase and exposure to the Cash Component will decrease.  Based on historic volatility of the NASDAQ-100®, the percentage exposure to the NASDAQ-100 Component is expected to range between 17% and 100%, and will not exceed 100%.  Exposure to the Cash Component is expected to range between 0% and 83%. The Index is calculated on a total return basis which reinvests cash dividends.  The Fund is not sponsored, endorsed, sold, or promoted by the NASDAQ Global Market® and the NASDAQ Global Market® makes no representations regarding the advisability of investing in the Fund.

Changes to Risks

For each of the Funds, the “Leveraged Index Risk” appearing on pages 19, 24, 29, 35 and 46 of the Prospectus shall be deleted in its entirety.  The corresponding reference and description of Leveraged Index Risk shall be removed from the section of the Prospectus entitled “Additional Information Regarding Risks” beginning on page 60.

For more information, please contact the Funds at (800) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.